Shareholder Report, Holdings (Details) - C000251574	Jun. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	7.70%
FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.60%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Processors
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Memory
Holdings [Line Items]
Percent of Net Asset Value	8.50%
U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Infrastructure And Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Foundry
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Microcontrollers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Payments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	21.90%